Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and contingencies
Schedule of future minimum payments under the cooperation agreements

	March 31, 2020
	RMB	US$

Fiscal years ending March 31,
2021	6,200	876
2022	4,450	628
2023	3,200	452
2024	3,200	452
2025	3,200	452
2026 and thereafter	14,667	2,071
Total payments	34,917	4,931